Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2018 TWD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2
Percentage of legal reserve on share capital		25.00%
Cash dividends paid from the capital surplus | $	$ 10,795,980	$ (10,795,980)
American depository shares (ADs) [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2
Number of shares outstanding	125,542,000	140,042,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	251,084,000	280,085,000
A.S.E. Holding Limited [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares		1,852,000
Repurchase of ordinary shares, price per share | $ / shares		$ 38.5
Treasury shares canceled		121,852,000
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution		30.00%